Cash Flow Information (Tables)	12 Months Ended
Jun. 30, 2018
Cash Flow Information
Schedule of reconciliation of cash flow from operations with loss after income tax

	30 June 2018 AUD$	30 June 2017 AUD$	30 June 2016 AUD$

Net Loss for the Year	(3,010,929)	(6,804,154)	(7,068,767)

Non-Cash
Add depreciation expense	5,047	4,922	3,892
Add change in fair value and interest accrued on borrowings	—	8,561	178,401
Add back equity issued for non-cash consideration*	—	—	187,500
Add back share based payments expense	242,950	522,665	1,891,875
Changes in Working Capital
Add decreases / (increases) in current trade and other receivables	84,932	7,396	(84,004)
Add decreases / (increases) in other current assets	26,561	69,034	(30,015)
Add (increases) in inventory	(333,642)	(280,060)	(909,800)
Add (decreases) / increases in current trade and other payables and deferred revenue	(620,202)	(559,452)	672,582
Add (decrease) increase in provisions	77,839	—	—
	(3,527,444)	(7,031,088)	(5,158,336)

* The cost of A$187,500 relates to issue of shares worth A$87,500 in lieu of cash payments for services to Advanced Clinical Systems International as per resolution 4 of the AGM held on 25 November 2015. Additionally, shares worth A$100,000 were issued to The CFO Solution in lieu of services on 31 May 2016.